Schedule of investments

Delaware Covered Call Strategy Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 102.04%
Communication Services - 3.09%
AT&T ∞	128,700	$5,029,596
ViacomCBS Class B ∞	71,700	3,009,249
		8,038,845
Consumer Discretionary - 8.82%
Home Depot ∞	41,200	8,997,256
Ross Stores ∞	54,200	6,309,964
Whirlpool ∞	51,700	7,627,301
		22,934,521
Consumer Staples - 10.47%
Constellation Brands Class A ∞	23,000	4,364,250
Costco Wholesale ∞	31,500	9,258,480
General Mills ∞	75,800	4,059,848
Mondelez International Class A ∞	115,500	6,361,740
Philip Morris International ∞	37,200	3,165,348
		27,209,666
Energy - 6.41%
Chevron ∞	90,500	10,906,155
ConocoPhillips ∞	88,300	5,742,149
		16,648,304
Financials - 13.90%
Allstate ∞	57,700	6,488,365
American Express ∞	59,700	7,432,053
BlackRock ∞	17,700	8,897,790
JPMorgan Chase & Co. ∞	95,400	13,298,760
		36,116,968
Healthcare - 11.06%
Bristol-Myers Squibb ∞	68,700	4,409,853
Medtronic ∞	115,400	13,092,130
Merck & Co. ∞	74,000	6,730,300
Thermo Fisher Scientific ∞	13,900	4,515,693
		28,747,976
Industrials - 15.92%
Delta Air Lines ∞	99,400	5,812,912
Honeywell International ∞	46,600	8,248,200
Lockheed Martin ∞	29,000	11,292,020
Raytheon ∞	28,300	6,218,642
Union Pacific ∞	22,300	4,031,617
United Technologies ∞	38,500	5,765,760
		41,369,151
Information Technology - 27.29%
Apple ∞	52,300	15,357,895

NQ-QCV [12/19] 2/20 (1081270) 1

Schedule of investments

Delaware Covered Call Strategy Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Broadcom ∞	29,500	$9,322,590
Cisco Systems ∞	216,300	10,373,748
International Business Machines ∞	32,500	4,356,300
Mastercard Class A ∞	39,400	11,764,446
Microsoft ∞	94,600	14,918,420
Oracle ∞	90,900	4,815,882
		70,909,281
Materials - 5.08%
Dow ∞	49,400	2,703,662
DuPont de Nemours ∞	104,600	6,715,320
Nucor ∞	67,100	3,776,388
		13,195,370
Total Common Stock (cost $203,716,017)		265,170,082

Short-Term Investments – 0.56%
Money Market Mutual Funds - 0.56%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	291,689	291,689
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	291,689	291,689
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	291,689	291,689
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	291,688	291,688
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	291,688	291,688
Total Short-Term Investments (cost $1,458,443)		1,458,443

Total Value of Securities Before Options Written – 102.60%
(cost $205,174,460)		266,628,525

	Number of contracts
Options Written – (2.84%)
Equity Call Options - (2.84%)
Allstate strike price $110, expiration date 1/17/20, notional
amount ($3,179,000)	(289)	(87,422)
Allstate strike price $115, expiration date 1/17/20, notional
amount ($3,312,000)	(288)	(9,648)
American Express strike price $125, expiration date
1/17/20, notional amount ($7,462,500)	(597)	(69,849)

2 NQ-QCV [12/19] 2/20 (1081270)

(Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Apple strike price $240, expiration date 1/17/20, notional
amount ($5,136,000)	(214)	$(1,160,415)
Apple strike price $255, expiration date 1/17/20, notional
amount ($7,879,500)	(309)	(1,207,417)
AT&T strike price $38, expiration date 1/17/20, notional
amount ($4,890,600)	(1,287)	(167,954)
BlackRock strike price $500, expiration date 1/17/20,
notional amount ($8,850,000)	(177)	(190,275)
Bristol-Myers Squibb strike price $67.50, expiration date
2/21/20, notional amount ( $4,637,250)	(687)	(58,052)
Broadcom strike price $320, expiration date 2/21/20,
notional amount ($9,440,000)	(295)	(277,300)
Chevron strike price $125, expiration date 1/17/20,
notional amount ($11,312,500)	(905)	(22,172)
Cisco Systems strike price $49, expiration date 1/31/20,
notional amount ($10,598,700)	(2,163)	(99,498)
ConocoPhillips strike price $65, expiration date 1/17/20,
notional amount ($2,281,500)	(351)	(50,544)
ConocoPhillips strike price $67.50, expiration date
2/21/20, notional amount ( $3,591,000)	(532)	(78,470)
Constellation Brands strike price $205, expiration date
1/17/20, notional amount ( $4,715,000)	(230)	(21,850)
Costco Wholesale strike price $305, expiration date
1/17/20, notional amount ( $9,607,500)	(315)	(19,215)
Delta Air Lines strike price $60, expiration date 3/20/20,
notional amount ($5,964,000)	(994)	(165,998)
Dow strike price $55, expiration date 1/17/20, notional
amount ($2,717,000)	(494)	(49,400)
DuPont de Nemours strike price $66, expiration date
1/31/20, notional amount ( $6,903,600)	(1,046)	(141,733)
General Mills strike price $55, expiration date 1/17/20,
notional amount ($4,169,000)	(758)	(16,676)
Home Depot strike price $225, expiration date 1/17/20,
notional amount ($9,270,000)	(412)	(28,840)
Honeywell International strike price $175, expiration date
1/17/20, notional amount ( $5,495,000)	(314)	(114,610)
Honeywell International strike price $185, expiration date
1/17/20, notional amount ( $2,812,000)	(152)	(1,824)
International Business Machines strike price $140,
expiration date 1/17/20, notional amount ($4,550,000)	(325)	(5,850)
JPMorgan Chase & Co. strike price $140, expiration date
3/20/20, notional amount ( $13,356,000)	(954)	(417,375)
Lockheed Martin strike price $410, expiration date
1/17/20, notional amount ( $11,890,000)	(290)	(3,625)

NQ-QCV [12/19] 2/20 (1081270) 3

Schedule of investments

Delaware Covered Call Strategy Fund (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Mastercard strike price $280, expiration date 1/17/20,
notional amount ($11,032,000)	(394)	$(755,495)
Medtronic strike price $114, expiration date 1/24/20,
notional amount ($13,155,600)	(1,154)	(175,985)
Merck & Co. strike price $87.50, expiration date 1/17/20,
notional amount ($6,475,000)	(740)	(279,350)
Microsoft strike price $160, expiration date 3/20/20,
notional amount ($15,136,000)	(946)	(437,525)
Mondelez International strike price $55, expiration date
2/21/20, notional amount ($6,352,500)	(1,155)	(181,335)
Nucor strike price $60, expiration date 2/21/20, notional
amount ($4,026,000)	(671)	(39,589)
Oracle strike price $55, expiration date 2/21/20, notional
amount ($4,999,500)	(909)	(40,905)
Philip Morris International strike price $87.50, expiration
date 3/20/20, notional amount ($3,255,000)	(372)	(85,932)
Raytheon strike price $230, expiration date 2/21/20,
notional amount ($6,509,000)	(283)	(71,175)
Ross Stores strike price $115, expiration date 1/17/20,
notional amount ($6,233,000)	(542)	(147,695)
Thermo Fisher Scientific strike price $310, expiration date
1/17/20, notional amount ($4,309,000)	(139)	(224,485)
Union Pacific strike price $180, expiration date 2/21/20,
notional amount ($4,014,000)	(223)	(156,100)
United Technologies strike price $150, expiration date
1/17/20, notional amount ($5,775,000)	(385)	(76,423)
ViacomCBS strike price $45, expiration date 1/17/20,
notional amount ($3,226,500)	(717)	(8,604)
Whirlpool strike price $150, expiration date 1/31/20,
notional amount ($7,755,000)	(517)	(223,602)

Total Options Written
(premium received $7,359,726)		(7,370,212)

Receivables and Other Assets Net of Liabilities – 0.24%		620,320
Net Assets Applicable to 21,137,764 Shares Outstanding – 100.00%		$259,878,633

∞ All or portion of the security has been pledged as collateral with outstanding options written.

GS – Goldman Sachs

4 NQ-QCV [12/19] 2/20 (1081270)